CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
CAPITAL STOCK
NOTE 8 - CAPITAL STOCK

Common Stock, authorized 1,500,000,000 shares $ 0.00001 par value, 779,836,384 shares Issued and outstanding as on the balance sheet date. Further, this Company is obligated to issue additional shares to the noteholders mentioned in note 10.

Class A Preferred Stock - Preferred Stock Class A, $ 0.00001 par value, 50,000 shares authorized, 34,289 shares Issued and outstanding as on the balance sheet date.

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Common Stock: As of December 31, 2019, authorized 1,000,000,000 shares, $.00001 par value; and 700,836,384 issued and outstanding as on the balance sheet date. Further, this Company is obligated to issue additional shares to the noteholders mentioned here below.

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Class A preferred stock: As of December 31, 2019, authorized 50,000 shares, $ .00001 par value; and 34,289 Issued and outstanding as on the balance sheet date. Designation details are in Document # 20181127754 filed with the Secretary of State, Colorado on February 13, 2018.